Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
7.	Commitments and Contingencies
Loan Brokerage Commissions/Origination Fees Paid to JJV
Loan origination fees consist of points, generally 2%-5% of the original loan principal. Pursuant to the Company’s operating agreement and prior to the Exchange, JJV was entitled to 75% of loan origination fees. For the six months ended June 30, 2017 and 2016, loan origination fees paid to JJV were $52,902 and $244,152, respectively, and for the three months ended June 30, 2017 and 2016, origination fees paid to JJV were $-0- and $117,221. respectively. These payments are amortized over the life of the loan for financial statement purposes and recognized as a reduction of origination fee income. After the Exchange, JJV is no longer entitled to origination fee payments.
Original maturities of deferred revenue are as follows as of:
December 31,
2018	$471,492
2019	135,010
2020	85,600
Total	$692,102
In instances in which mortgages are repaid before their maturity date, the balance of any unamortized deferred revenue is recognized in full.
Loan Servicing Fees
JJV administered the servicing of the Company’s loan portfolio. At JJV’s discretion, the loan servicing fee ranged from one-twelfth (1/12th) of one-half percent (0.5%) to one percent (1.0%) of the Company’s loan portfolio, payable monthly and calculated based on total loans as of the first of each month. The percentage charged by the Manager was 1.0% for the June 30, 2017 period up to the date of the Exchange and 1.0% for the June 30, 2016 period. After the Exchange, JJV is no longer entitled to loan servicing fees.
For the six months ended June 30, 2017 and 2016, loan servicing fees paid to JJV were $32,778 and $139,723 respectively.
Unfunded Commitments
At June 30, 2017, the Company is committed to an additional $3,307,371 in construction loans that can be drawn by the borrower when certain conditions are met.
Other

In the normal course of its business, the Company is named as a party-defendant because it is a mortgagee having interests in real properties that are being foreclosed upon, primarily resulting from unpaid property taxes. The Company actively monitors these actions and in all cases, there remains sufficient value in the subject property to assure that no loan impairment exists.

8.	Commitments and Contingencies
Compensation to Manager
The Company’s operating agreement provides for the Manager to receive fees for various services performed for or on behalf of the Company. Pursuant to the Company’s operating agreement, the Manager may choose to defer all or a portion of these fees.
Loan Brokerage Commissions/Origination Fees Paid to Manager
Loan origination fees consist of points, generally 2%-5% of the original loan principal. Pursuant to the Company’s operating agreement, the Manager is entitled to 75% of loan origination fees. For the years ended December 31, 2016 and 2015, loan origination fees paid to the Manager were $636,260 and $541,600, respectively. These payments are amortized over the life of the loan for financial statement purposes and recognized as a reduction of origination fee income.
Activity related to origination fees for the year ended December 31, 2016 is as follows:
	Deferred Revenue, Beginning	Gross Origination Fee Income	Amortization of Deferred Revenue	Deferred Revenue Ending
Manager’s Share		$636,260
Company’s Share	$190,017	187,748	$162,264	$215,501
Total	$190,017	$824,008	$162,264	$215,501
Activity related to origination fees for the year ended December 31, 2015 is as follows:
	Deferred Revenue, Beginning	Gross Origination Fee Income	Amortization of Deferred Revenue	Deferred Revenue Ending
Manager’s Share		$541,600
Company’s Share	$118,718	179,684	$108,385	$190,017
Total	$118,718	$721,284	$108,385	$190,017
Original maturities of deferred revenue are as follows as of:
December 31,
2017	$124,800
2018	62,491
2019	28,210
Total	$215,501
In instances in which mortgages are repaid before their maturity date, the balance of any unamortized deferred revenue is recognized in full.
Management Fees
Pursuant to the Company’s operating agreement, the Manager is entitled to an annual management fee equal to one percent (1%) of the Company’s total assets. The management fee is payable monthly with each payment calculated as one-twelfth of one percent of the total assets of the Company as of the first of each month. For the years ended December 31, 2016 and 2015, the Manager agreed to forego the management fees. These fees will not be collected at a future date, and no expenses were incurred during those periods.
Loan Servicing Fees
The Manager administers the servicing of the Company’s loan portfolio. At the Manager’s discretion, the loan servicing fee ranges from one-twelfth (1/12 th) of one-half percent (0.5%) to one percent (1.0%) of the Company’s loan portfolio, payable monthly and calculated based on total loans as of the first of each month. The percentage charged by the Manager was 0.75% through August 2015 then 1.0% for the balance of 2015 and 1.0% for the year ended December 31, 2016.
For the years ended December 31, 2016 and 2015, loan servicing fees paid to the Manager were $295,035, and $164,853, respectively.
Other Manager Compensation
The Manager is also entitled to fees for other services performed such as inspection fees. For the years ended December 31, 2016 and 2015, fees remitted to the Manager for such services were $55,194 and $45,824, respectively.
Unfunded Commitments
At December 31, 2016, the Company is committed to an additional $1,616,735 in construction loans that can be drawn by the borrower when certain conditions are met.
Other
In the normal course of its business, the Company is named as a party-defendant because it is a mortgagee having interests in real properties that are being foreclosed upon, primarily resulting from unpaid property taxes. The Company actively monitors these actions and in all cases there remains sufficient value in the subject property to assure that no loan impairment exists.